Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Contractual commitments for capital expenditure	$ 100	$ 180